                                                                                          Registration No. 33-30198
                                                                                                  File No. 811-5867

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /  X  /

         PRE-EFFECTIVE AMENDMENT NO. ___                                             /       /

         POST-EFFECTIVE AMENDMENT NO. 26                                                        /  X  /`
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                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                                                           /  X  /

         Amendment No. 26                                                              / X  /
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                                       OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
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                                 (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                      (Address of Principal Executive Offices)

                                                  1-800-525-7048
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                                           (Registrant's Telephone Number)

                                                ROBERT G. ZACK, ESQ.
                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018
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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  /     / Immediately upon filing pursuant to paragraph (b)
  / X / On November 28, 2001, pursuant to paragraph (b)
  /    / 60 days after filing pursuant to paragraph (a)(1)
  /   / On ___________, pursuant to paragraph (a)(1)
  /   / 75 days after filing, pursuant to paragraph (a)(2)
  /   / On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /  This  post-effective  amendment  designates  a new  effective  date  for  a  previously  filed  post-effective amendment.